Environmental and Legal Contingencies (Details 5) - Asbestos Issue [Member] $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) claims-lawsuits	Dec. 31, 2016 USD ($) claims-lawsuits	Dec. 31, 2015 USD ($) claims-lawsuits
Loss Contingency, Claims Quantities [Abstract]
New Claims Filed	58	40	52
Pending Claims Disposed Of	61	84	68
Liability for Asbestos and Environmental Claims, Net, Claims Paid | $	$ 1.2	$ 0.9	$ 1.9